Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 650	¥ 3,795	¥ 10,424
Amortization of net actuarial loss	79	412	1,320
Prior service credit due to amendments	881	367	(402)
Amortization of prior service credit	(47)	(66)	(178)
Total recognized in other comprehensive income (loss), pre-tax	1,563	4,508	11,164
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	4,810	13,672	(2,308)
Amortization of net actuarial loss	9	500	313
Prior service credit due to amendments	(36)	(255)	(10)
Amortization of prior service credit	(329)	(320)	(269)
Amortization of transition obligation	1	1	1
Foreign currency exchange rate change	60	(215)	(946)
Total recognized in other comprehensive income (loss), pre-tax	¥ 4,515	¥ 13,383	¥ (3,219)